SCHEDULE OF FUTURE AMORTIZATION OF INTANGIBLE ASSETS (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
2022	$ 175,641
2023	238,467
2024	238,467
2025	238,467
2026	180,620
Thereafter
Total	1,071,662	$ 1,134,488
2022		238,467
2023		238,467
2024		238,467
2025		238,467
2026		180,620
Thereafter
Total	$ 1,071,662	$ 1,134,488